Mineral Interests	12 Months Ended
Dec. 31, 2025
Mineral Interests [Abstract]
MINERAL INTERESTS
9.	MINERAL INTERESTS

(a)	Guayabales Project

The Guayabales Project consists of mining titles, exploration applications, mining concession option agreements and a number of surface rights option agreements. The Guayabales Project is located in the Middle Cauca belt in the Department of Caldas, Colombia.

The Company has entered into four option agreements (the “First Guayabales Option”, the “Second Guayabales Option”, the “Third Guayabales Option” and the “Fourth Guayabales Option”) with third parties to explore, develop and acquire exploration property within the Guayabales Project.

On June 23, 2025, the Company accelerated the terms of the First Guayabales Option agreement, resulting in the transfer of 100% of the mining concession to the Company. The formal transfer was completed on December 30, 2025, at which time the mining concession was formally transferred and registered in the Company’s name with the Colombian National Mining Agency (Agencia Nacional de Minería, “ANM”). Subsequent to year end, the final payment was made relating (including relating to the final payment in lieu of the net smelter return (NSR) to the First Guayabales Option and as a result the First Guayabales Option has been fully executed.

In September 2025, the Company secured two additional option agreements (the “Third Guayabales Option” and the “Fourth Guayabales Option”) with third parties to explore and acquire mining concessions.

In October 2023 and May 2024, the Company secured option agreements to purchase surface rights.

First Guayabales Option – Executed Agreement

On June 24, 2020, the Company entered into the First Guayabales Option. The terms of the agreement are as follows:

Phase 1:

The Company must incur a minimum of $3,000,000 of exploration and evaluation expenditures in respect of such property within the First Guayabales Option and total option payments of $2,000,000 over a maximum four-year term ending on or before June 24, 2024, to proceed to Phase 2 of the agreement. The Company met these commitments and has entered Phase 2 of the agreement.

Phase 2:

To acquire a 90% interest in the property within the First Guayabales Option, the Company must incur a minimum of $10,000,000 of exploration and evaluation expenditures in respect of such property and total option payments $2,000,000, payable in equal instalments of $166,666 semi-annually over a maximum six-year term, commencing at the end of Phase 1.

Phase 3:

To acquire the remaining 10% interest in the property within the First Guayabales Option, the Company has the following options:

●	provide notice that the Company has elected to pay a 1% NSR commencing on the first calendar day of each month after 85% of the processing plant capacity has been achieved in exchange for the remaining 10% interest;

●	acquire 0.625% each year to a total of 10% by paying $250,000 semi-annually, commencing at the end of Phase 2, to a total of $8,000,000 in lieu of the NSR; or

●	pay a one-time payment of $8,000,000 in lieu of the NSR.

In addition, the Company is required to fund and complete all development and construction activities to bring the project to commercial production.

Summary:

The following is a summary of the option payments and exploration expenditures required to acquire 100% of the property under the First Guayabales Option:

		Option Payments		Exploration Expenditures	Total
		$		$	$
Phase 1	June 24, 2020 – June 24, 2024	2,000,000		3,000,000	5,000,000
Phase 2	June 24, 2024 – June 24, 2030	2,000,000		10,000,000	12,000,000
Phase 3	To commercial production	8,000,000	[1]	–	8,000,000
		12,000,000		13,000,000	25,000,000

[1]	Based on the assumption that the Company does not elect to pay the NSR.

The Company had the option to terminate the agreement at any time, upon notification to the optionor. As a result, the Company did not recognize any option payments that were payable in the future under the agreement in the consolidated statement of financial position.

On June 23, 2025, the Company has exercised its option to acquire the mining concession contract under the First Guayabales Option. As a result, the Company and the optionor executed an addendum to the original agreement pertaining to the First Guayabales option which accelerates the terms of the original agreement. Consequently, the Company has expedited the timeline for obtaining full ownership of the mining concession contract and no longer has the option to terminate the agreement.

Under the terms of the addendum, the total amount of the remaining consideration owed to the optionor remains the same as the original agreement. However, the payment schedule has been accelerated as follows:

●	$2,000,000 was payable upon signing of the amendment or shortly thereafter;

●	an additional $2,000,000 was payable within one month provided the mining concession contract transfer request to the Colombian National Mining Agency (“ANM”) has been filed;

●	an additional $2,300,000 was payable within two months following the submission of the mining concession contract transfer request; and

●	the remaining $3,533,334 is payable in six equal instalments over the following three years from the date of the execution of the addendum to the agreement.

In December 2025, pursuant to the terms of an addendum, the Company elected to accelerate the payment of the remaining balance.

Of the remaining balance of $3,533,334, a payment of $588,889 was made on December 20, 2025, in accordance with the original payment schedule. Subsequently, the Company elected to further accelerate the settlement of the remaining balance. Accordingly, an additional payment of $1,444,445 was made on December 30, 2025, and the final balance of $1,500,000 was paid on January 26, 2026. Upon completion of these payments, the total outstanding obligation under the agreement was fully settled.

The present value of the total consideration owing to the optionor under the terms of the amended option agreement of $9,833,334 has been determined using a discount rate of 9.25% over a period from 2025 to 2028, resulting in the recognition of a mineral asset (See Note 7) of $9,328,931 and a corresponding financial liability (See Note 14).

In connection with the acquisition of the mining concession contract, the Company recognised a provision for environmental remediation of $1,589,371 (see Note 11), relating primarily to the treatment and closure of two small tailings ponds, a waste dump, and the sealing and backfilling of historical mining tunnels arising from activities conducted prior to the Company’s acquisition (see Note 9(a)(i)).Under IFRS 6, these costs have been capitalised as directly attributable to the acquisition, resulting in a total recognition of mining concession asset of $10,918,302 (See Note 7).

$
Original acquisition cost – First Guayabales Option	9,833,334
Less: Fair value adjustment	(504,403)
Fair value long-term liability	9,328,931
Addition: Fair value – Provision for environmental remediation (See Note 11)	1,589,371
Mining concession asset	10,918,302

For the year ended December 31, 2025, the Company has recognized $9,385,306 (year ended December 31, 2024 – $9,638,126), including option payments of $nil (year ended December 31, 2024 – $416,666), as exploration and evaluation expenses in the consolidated statement of operations in respect of the First Guayabales Option.

As at December 31, 2025, and from the inception of the agreement, the Company has fulfilled all minimum exploration expenditure requirements under the Option Agreement up to June 23, 2025, the date on which the Company exercised its option and obtained ownership of the property. During that period, the Company recognized total exploration and evaluation expenditures of $40,862,344 in relation to the property and made total option payments of $2,166,666.

Mining Concession Option Agreements

i.	Second Guayabales Option

On January 4, 2021, the Company entered into the Second Guayabales Option. The terms of the agreement are as follows:

Phase 1:

The option agreement provides the Company the right to explore the property within the Second Guayabales Option over a four-year term, expiring on January 2, 2025, for total payments over the term of the agreement of $1,750,000.

Phase 2:

The option agreement provides the Company the right to explore the property within the Second Guayabales Option over a second four-year term between January 2, 2025 to January 2, 2029 for total payments over the term of $1,000,000.

Phase 3:

Upon completion of Phase 2, the Company is required to pay a total of $4,300,000 over a two-year period ending on January 2, 2031 to acquire 100 percent of the property within the Second Guayabales Option.

Summary:

The following is a summary of the option payments to acquire the property under the Second Guayabales Option:

$
Total Phase 1	1,750,000
Total Phase 2	1,000,000
Total Phase 3	4,300,000
7,050,000

The Company has the option to terminate the agreement at any time, upon notification to the optionor.

For the year ended December 31, 2025, the Company has recognized $304,422 (year ended December 31, 2024 – $1,737,429), including option payments of $250,000 (year ended December 31, 2024 –$250,000), as exploration and evaluation expense in the consolidated statement of operations and comprehensive loss in respect of Phase I of the Second Guayabales Option.

As at December 31, 2025, and from inception of the agreement, the Company has made total option payments of $1,750,000.

ii.	Third Guayabales Option

On September 18, 2025, the Company entered into the Third Guayabales Option agreement to acquire mining concessions and one application, with total payments of $10,200,000 over a five-year period as follows:

●	An initial instalment of $2,800,000 was paid in 2025, of which $300,000 had been paid as of September 30, 2025. The remaining balance was paid in October 2025;

●	Annual instalments of $1,480,000 each year from 2026 through 2030.

Under the terms of the option agreement, the optionor and the Company are required to submit applications for the transfer of 100% of the concessions to the Company within 30 days of the execution of the agreement. The Company assumes exclusive responsibility for the management and execution of all activities within the concession areas.

The Company has the option to terminate the agreement at any time, upon notification to the optionor.

For the year ended December 31, 2025, the Company has recognized option payments of $2,800,000, as exploration and evaluation expense in the consolidated statement of operations and comprehensive loss.

iii.	Fourth Guayabales Option

On September 18, 2025, the Company entered into the Fourth Guayabales Option agreement with one owner to acquire a mining concession.

Under the terms of an option agreement, the Company has the right to explore the mining concession up until October 1, 2028 at which point it can decide to acquire the mining concession by making a one-time payment of $7,000,000.

The Company has the option to terminate the agreement at any time, upon notification to the optionor.

Surface Rights Option Agreements

iv.	October 2023

On October 17, 2023, the Company entered into two option agreements with third parties to acquire surface rights over a four-year period. These option agreements replace and supersede the previous option agreements to acquire surface rights. The option agreements provide the Company the right to explore and acquire the property over a four-year term, expiring on April 30, 2027, for total payments over the term of the agreements of $4,400,000.

The Company has the option to terminate the agreement at any time, upon notification to the optionor.

For the year ended December 31, 2025, the Company has recognized option payments of $925,000 (year ended December 31, 2024 – $825,000), as exploration and evaluation expense in the consolidated statement of operations and comprehensive loss.

As at December 31, 2025, and from inception of the agreement, the Company has made total option payments of $2,350,000.

v.	May 2024

On May 23, 2024, the Company entered into three option agreements with third parties to acquire surface rights. The option agreements provide the Company the right to explore and acquire the property. One agreement concluded on April 23, 2025, one agreement concluded on August 23, 2025, and the other one concludes on September 23, 2027. Upon conclusion of each agreement, the Company becomes the owner of the mentioned surface rights. Total payments over the term of the three agreements is $294,000.

The Company has the option to terminate the agreement at any time, upon notification to the optionor.

For the year ended December 31, 2025, the Company has recognized option payments of $64,252 (year ended December 31, 2024 – $214,650), as exploration and evaluation expense in the consolidated statement of operations and comprehensive loss.

As at December 31, 2025, and from inception of the agreement, the Company has made total option payments of $278,902.

(b)	San Antonio Project

The Company has entered into two option agreements (the “First San Antonio Option” and the “Second San Antonio Option”) with third parties to explore, develop and acquire the mining concession and properties within the San Antonio Project.

i.	First San Antonio Option

On July 9, 2020, the Company entered into an option agreement with a third party to acquire the San Antonio Project. The San Antonio project is located approximately 80km south of Medellín. It is situated in the Middle Cauca belt in the Department of Caldas, Colombia.

The option agreement provides the Company the right to explore, develop and acquire the property over a seven-year term, expiring on July 9, 2027, for total payments over the term of the agreement of $2,500,000. The Company has the option to pay an additional $2,500,000 to the optionor upon reaching commercial production in exchange for the 1.5% NSR on the property that would otherwise be payable to the optionor. The exploration and development program, including the amount of expenditures, is at the sole discretion of the Company during the term of the agreement.

For the year ended December 31, 2025, the Company has recognized $6,817,059 (year ended December 31, 2024 – $634,715), including option payments of $420,000 (year ended December 31, 2024 – $250,000), as exploration and evaluation expense in the consolidated statement of operations and comprehensive loss.

As the Company has the option to terminate the agreement at any time, upon notification to the optionor, the Company has not recognized any option payments payable in the future under the agreement in its consolidated statement of financial position.

As at December 31, 2025, and from inception of the agreement, the Company has made total option payments of $1,000,000.

ii.	Second San Antonio Option

On June 13, 2024, the Company entered into an initial easement agreement with a third party for a total consideration of $50,000. The agreement granted the Company certain surface access rights within a defined geographic area within the San Antonio Project.

Subsequently, on October 29, 2024, the Company and the optionor amended and expanded the original agreement. Under the modified terms, the Company obtained a right of first refusal to acquire properties (land and surface rights) within the same area. This arrangement provides the Company with the opportunity, but not the obligation, to acquire such properties in the future, with terms and conditions to be determined at the time of acquisition, until December 31, 2026.

The total consideration agreed under the amended agreement amounts to $500,000, payable in instalments as follows:

●	an initial instalment of $100,000 was paid in 2024;

●	an additional instalment of $250,000 was paid in 2025, of which $150,000 was paid as of September 30, 2025, and the remaining $100,000 was paid in October 2025; and

●	A final instalment of $150,000 is due in January 2026.

The Company has the option to terminate the agreement at any time, upon notification to the optionor.

As at December 31, 2025, and from inception of the amended agreement, the Company has made total option payments of $350,000.